STOCK-BASED COMPENSATION - Stock-based Compensation (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 07, 2016	Feb. 02, 2018	Feb. 03, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		$ 835	$ 398
Income tax benefit		(268)	(122)
Stock-based compensation expense, net of income taxes		567	276
EMC
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Post-merger stock compensation expense and related taxes	$ 800
VMware 2007 Equity and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		683	279
Cost of net revenue
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		66	35
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		$ 769	363
Selling, general, and administrative | Acceleration of Vesting on Acquiree's Stock Options | EMC
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Post-merger stock compensation expense and related taxes			$ 807